Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Other Current Liabilities [Abstract]
Statutory liabilities		$ 5,688	$ 11,304
Deferred rent liabilities	[1]		83
Employee related payables		7,066	5,932
Refund due to customers		22,558	5,551
Deferred income		236	246
Other liabilities (related to business combination) (refer note 8 (b))		5,441
Total		$ 40,989	$ 23,116

[1]	Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified deferred rent liabilities to building (right-of-use assets). (refer note 4 and 19)